Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Institutional | BlackRock Diversified Fixed Income Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	7.31%	1.73%